ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS
1.	ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000. The Company is the sole shareholder of Baidu Holdings Ltd. (“Baidu Holdings”) incorporated in the British Virgin Islands.

As of December 31, 2011, Baidu Holdings owns the following wholly-owned subsidiaries:

•	Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”) incorporated under the laws of the People’s Republic of China (“PRC”) on January 18, 2000,

•	Baidu Japan Inc. (“Baidu Japan”) incorporated under the laws of Japan on December 13, 2006,

•	Baidu (Hong Kong) Limited (“Baidu HK”) incorporated under the laws of Hong Kong on November 27, 2007, and

•	Baidu International Technology (Shenzhen) Co., Ltd. (“Baidu International”) incorporated under the laws of the PRC on November 23, 2010.

As of December 31, 2011, Baidu Holdings owns the following majority-owned subsidiaries:

•	B.D. Mobile Telecommunication Limited(“B.D. Mobile”) incorporated under the laws of Cayman Islands on January 25, 2011, and

•	Qunar Cayman Islands Limited (“Qunar”) incorporated under the laws of the Cayman Islands and acquired by Baidu Holdings on July 20, 2011.

Baidu HK owns the following wholly-owned subsidiaries in the PRC:

•	Baidu (China) Co., Ltd. (“Baidu China”) incorporated under the laws of the PRC on June 6, 2005, and

•	Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times”) incorporated under the laws of the PRC on April 19, 2006.

Baidu Japan has established the following wholly-owned subsidiaries in Japan and the United States of America (“USA”):

•	Hyakudo Inc. (“Hyakudo”) incorporated under the laws of Japan on April 14, 2008,

•	Baido, Inc. (“Baido”) incorporated under the laws of Japan on April 14, 2008, and

•	Baidu USA LLC incorporated under the laws of the USA on November 12, 2010.

As of December 31, 2011, the Company also effectively controls the following variable interest entities (“VIE”) through Baidu Online:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”) incorporated under the laws of the PRC on June 5, 2001,

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”) incorporated under the laws of the PRC on June 6, 2006,

•	Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay”) incorporated under the laws of the PRC on February 27, 2008, and

•	Baidu HR Consulting (Shanghai) Co., Ltd. (“Baidu HR”) incorporated under the laws of the PRC on December 28, 2010.

Furthermore, Baidu Netcom acquired Beijing Founder Network Technology Co., Ltd. on November 25, 2011.

The Company, its wholly-owned and majority-owned subsidiaries and VIEs are hereinafter collectively referred to as the “Group.” The Group offers Internet search solutions and online marketing solutions, operates an e-commerce online payment platform which enables customers to make payments online, develops and markets scalable web application software and provides related services, as well as provides human resource related services including employment agency services. The Group’s principal geographic market is in the PRC and Japan. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned and majority-owned subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content, advertising and employment agency businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides online advertising services in the PRC through VIEs, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the VIEs was funded by the Group through loans extended to the authorized individuals. The Group has entered into certain exclusive agreements with the VIEs through Baidu Online and certain other subsidiaries (collectively the “Primary Beneficiaries”), which obligate the Primary Beneficiaries to absorb a majority of the risk of loss from the VIEs’ activities and entitles the Primary Beneficiaries to receive a majority of their residual returns. In addition, the Group has entered into certain agreements with the authorized individuals through the Primary Beneficiaries, including loan agreements for the paid-in capital of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the authorized individuals.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and VIEs through certain agreements with the authorized individuals through the Primary Beneficiaries, including loan agreements for the paid-in capital of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the authorized individuals. The shareholders of VIEs, who are the authorized individuals except for two noncontrolling shareholders of Baidu HR (shareholders of VIEs mentioned hereinafter only refer to those authorized individuals), effectively assigned all of their voting rights underlying their equity interest in VIEs to the Primary Beneficiaries. In addition, through the other aforementioned agreements, the Company, through the Primary Beneficiaries, demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) subtopic 810-10 (“ASC 810-10”), Consolidation: Overall, because the Company holds all the variable interests of VIEs through the Primary Beneficiaries.

The principal terms of the agreements entered into between Primary Beneficiaries, VIEs and their respective shareholders are further described below:

Loan Agreements

Pursuant to loan agreements amongst the shareholders of Baidu Netcom and Baidu Online, Baidu Online provided interest-free loans with an aggregate amount of RMB100 million to the shareholders of Baidu Netcom solely for the latter to fund the capitalization of Baidu Netcom. The loans can be repaid only with the proceeds from sale of the shareholders’ equity interest in Baidu Netcom to Baidu Online or its designated person. The term of the loan agreements will expire on April 26, 2014 and can be extended with the written consent of both parties before its expiration.

Each of the loan agreements amongst Baidu Online and the respective shareholders of Beijing Perusal, BaiduPay and Baidu HR contains the same terms as those described above, except that the amount of the loans extended to the respective shareholders is RMB1.0 million, RMB 9.0 million, and RMB50.0 million, respectively. The term of the loan agreements will expire on May 18, 2016, April 26, 2020, and December 27, 2020, respectively, and can be extended with the written consent of both parties before its expiration.

Exclusive Equity Purchase Option Agreement

Pursuant to the exclusive equity purchase option agreement amongst the shareholders of Baidu Netcom, Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom irrevocably granted Baidu Online or its designated person(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Baidu Netcom for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The shareholders should remit to Baidu Online any amount that is paid by Baidu Online or its designated person in connection with the purchased equity interest. Baidu Online or its designated person has sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions from Baidu Netcom to its shareholders should be paid to Baidu Online in full amount. Baidu Online would provide unlimited financial support to Baidu Netcom, if in the normal operation of business, Baidu Netcom would become in need of any form of reasonable financial support. If Baidu Netcom were to incur any loss and as a result cannot repay any loans from Baidu Online, Baidu Online should unconditionally forgive any such loans to Baidu Netcom given that Baidu Netcom provides sufficient proof for its loss and incapacity to repay. The agreement will terminate when the shareholders of Baidu Netcom have transferred all their equity interests in Baidu Netcom to Baidu Online or its designated person.

Each of the exclusive equity purchase option agreements amongst Baidu Online and Beijing Perusal, BaiduPay and Baidu HR and their respective shareholders contains the same terms as those described above. Each of the agreements will terminate upon the shareholders of Beijing Perusal, BaiduPay or Baidu HR have transferred all their equity interests in Beijing Perusal, BaiduPay or Baidu HR, as the case may be, to Baidu Online or its designated person.

Proxy Agreement/Power of Attorney Agreement

Pursuant to the proxy agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom agreed to entrust all the rights to exercise their voting power to the person(s) designated by Baidu Online. The shareholders of Baidu Netcom have each executed an irrevocable power of attorney to appoint the person(s) designated by Baidu Online as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The proxy agreement would be in effect for an unlimited term unless terminated in writing by Baidu Online earlier. The power of attorney would be in effect for as long as the shareholders of Baidu Netcom hold any equity interests in Baidu Netcom.

Each of the proxy agreements amongst Baidu Online and the shareholders of Beijing Perusal, BaiduPay, and Baidu HR contain the same terms as those described above. Each of the proxy agreements will be in effect for an unlimited term unless terminated in writing by Baidu Online. Each of the powers of attorney will be in effect for as long as the shareholder of Beijing Perusal, BaiduPay or Baidu HR holds any equity interests in Beijing Perusal, BaiduPay or Baidu HR, as the case may be.

Operating Agreement

Pursuant to the operating agreement amongst Baidu Online, Baidu Netcom and the shareholders of Baidu Netcom, Baidu Online provides guidance and instructions on Baidu Netcom’s daily operations and financial affairs. Baidu Online has the right to appoint senior executives of Baidu Netcom. The shareholders of Baidu Netcom must appoint the candidates recommended by Baidu Online as their representatives on Baidu Netcom’s board of directors. In addition, Baidu Online agrees to guarantee Baidu Netcom’s performance under any agreements or arrangements relating to Baidu Netcom’s business arrangements with any third party. Baidu Netcom, in return, agrees to pledge its accounts receivable and all of its assets to Baidu Online. Moreover, Baidu Netcom agrees that without the prior consent of Baidu Online, Baidu Netcom will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Baidu Netcom, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The agreement will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

Each of the operating agreements amongst Baidu Online and Beijing Perusal, BaiduPay, and Baidu HR and their respective shareholders contains the same terms as those described above. Each of the agreements will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

Exclusive Technology Consulting and Services Agreement

Pursuant to the exclusive technology consulting and services agreement between Baidu Online and Baidu Netcom, Baidu Online has the exclusive right to provide to Baidu Netcom technology consulting and services related to, among other things, the maintenance of servers, software development, design of advertisements, and e-commerce technical services. Baidu Online also seconds employees to Baidu Netcom for whom Baidu Netcom bears the costs and expenses. Baidu Online owns the intellectual property rights resulting from the performance of this agreement. Baidu Netcom pays a monthly service fee to Baidu Online based upon a pre-agreed formula as defined in the agreement. Baidu Online has the right to adjust the service fees at its sole discretion without the consent of Baidu Netcom. The agreement will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

Each of the exclusive technology consulting and services agreements between Baidu Online and Beijing Perusal, BaiduPay, and Baidu HR contains the same terms as those described above, except for the formula calculating the service fees. Baidu Netcom and Beijing Perusal should pay Baidu Online a monthly service fee equal to the product of the standard monthly fee for page view per thousand times multiplied by the actual times of page view for the month divided by 1,000, respectively; Baidu HR should pay its entire net income as technology consulting and service fee to Baidu Online; and the agreement between Baidu Online and BaiduPay does not provide a formula to calculate the quarterly fee, as BaiduPay has yet to achieve profitability. Each of the agreements will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

License Agreements

Baidu Online and Baidu Netcom entered into a software license agreement, a trademark license agreement, a domain name license agreement and a web layout copyright license agreement (collectively, the “License Agreements”). Pursuant to the License Agreements between Baidu Online and Baidu Netcom, Baidu Online has granted to Baidu Netcom the right to use (including but not limited to) a software license, a webpage copyright license, a trademark license, and a domain name license. Baidu Netcom may only use the licenses in their own business operations. Baidu Online has the right to adjust the service fees at its sole discretion. The original term of the software license agreement expired in March 2010 and was renewed on March 11, 2010. The renewed term will expire on March 10, 2015. The software license agreement may be extended by both parties in writing upon the expiration of this agreement. The original term of the trademark license agreement, domain name license agreement and web layout copyright license agreement expired on March 1, 2009 and was renewed then. The renewed term will expire on February 28, 2014.

Baidu Online entered into a trademark license agreement, domain name license agreement and web layout copyright license agreement with both Beijing Perusal and BaiduPay. Each of the license agreements between Baidu Online and Beijing Perusal, and Baidu Online and BaiduPay contains the same terms as those described above. The term of each agreement is 5 years from the execution date of the agreement on June 23, 2006 and February 28, 2008, respectively, and would be extended for one year automatically at its expiration unless Baidu Online provides written notice not to extend the agreements prior to their expiration.

Baidu Online and Baidu HR have not entered into any license agreements as of December 31, 2011. The license agreements with Beijing Perusal were extended automatically for one year and will expire on June 22, 2012.

Equity Pledge Agreement

Pursuant to the equity pledge agreement between the shareholders of Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom pledged all of their equity interests in Baidu Netcom to Baidu Online to guarantee their obligations under the loan agreement and Baidu Netcom’s performance of its obligations under the exclusive technology consulting and service agreement. If Baidu Netcom or its shareholders breach their respective contractual obligations, Baidu Online, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of Baidu Netcom agreed not to dispose of the pledged equity interests or take any actions that would prejudice Baidu Online’s interest. The equity pledge agreement will expire two years after expiration of the term or the fulfillment by Baidu Netcom and its shareholders of their respective obligations under the exclusive technology consulting and service agreement and the loan agreement.

Each of the equity pledge agreements amongst Baidu Online, Beijing Perusal, BaiduPay, and Baidu HR and the respective shareholders contains the same terms, including term period, as those described above. Each equity pledge is perfected by registration with relevant local administration for industry and commerce which is required for a property right under the PRC Property Rights Law.

Through the design of the aforementioned agreements, the shareholders of the VIEs effectively assigned their full voting rights to Baidu Online, which gives Baidu Online the power to direct the activities that most significantly impact the VIEs’ economic performance. Baidu Online obtains the ability to approve decisions made by the VIEs and the ability to acquire the equity interests in the VIEs when permitted by PRC law. Baidu Online is obligated to absorb a majority of the expected losses from the VIEs’ activities through providing unlimited financial support to the VIEs and is entitled to receive a majority of residual returns from the VIEs through the exclusive technology consulting and service fees. As a result of these contractual agreements, Baidu Online is determined to be the primary beneficiary of the VIEs. Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and VIEs through these contractual agreements, and the Company consolidates the VIEs through Baidu Online.

There are similar agreements entered into by Primary Beneficiaries other than Baidu Online with their VIEs and the respective shareholders, which results in a parent-subsidiary relationship between the Company and VIEs through these contractual agreements. The assets, liabilities and results of operations of these VIEs are insignificant.

The management believes that, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the above aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2010	2011
	RMB	RMB	US$
	(In thousands)
Total assets	1,194,045	1,808,784	287,387
current	564,729	1,008,640	160,257
non-current	629,316	800,144	127,130

Total liabilities	852,945	1,456,328	231,387
current	766,945	1,342,268	213,265
non-current	86,000	114,060	18,122

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	934,814	1,832,629	4,205,327	668,159
Net income	27,263	46,234	119,294	18,954

As of December 31, 2011, there was no pledge or collateralization of their assets. The amount of the net assets of VIEs, which are restricted under PRC laws and regulations (Note 15), was RMB352.46 million (US$56.00 million) as of December 31, 2011.

Basis of Accounting

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain equity investments, the purchase price allocation and fair value of noncontrolling interests with respect to the business combinations, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Comparative Information

The items of intangible assets and accounts payable and accrued liabilities in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison as a result of increases of significance of those items.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.2939 per US$1.00 on December 30, 2011, the last business day in fiscal year 2011, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.